Accounts payable and accrued liabilities (Schedule of Accounts Payable and Accrued Liabilities) (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other current payables [abstract]
Trade payables	$ 5,282	$ 1,683
Accrued liabilities	2,275	1,057
Payroll taxes	18	20
Accounts payable and accrued liabilities	$ 7,575	$ 2,760